Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (771,642)	$ (704,440)
Less: net income (loss) from discontinued operations	9,468	(61,863)
Net loss from continuing operations	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities			0	147,973
Bad debt expense - related party			0	750
Consulting and other services rendered in exchange for investment securities			0	(1,500)
Depreciation and amortization	114,224	80,024	383,454	79,542
Equity in losses of investments	14,247	10,538	14,803	76,113
Common stock issued for services			32,400	74,573
Loss (gain) on sale of investments			16,598	(94,353)
Revaluation of equity investment prior to acquisitions			0	74,362
Amortization of warrants	48,569	23,495	169,201	35,247
Gain on debt extinguishment	(70,900)	0
Increase in amounts due from affiliate			(77,643)	(54,217)
Increase in accounts receivable			(52,359)	(81,528)
Increase in other receivable			(43,364)	(42,109)
(Increase) decrease in accounts and other receivables	95,949	37,556
(Increase) decrease in prepaid expenses and other assets	(42,002)	(63,314)	(125,368)	(58,690)
(Increase) decrease inventory	48,137	(40,302)	(121,950)	(36,676)
Increase (decrease) in accounts payable and accrued expenses	(30,933)	257,143	785,965	(30,701)
Increase in deferred rent	5,439	14,966	58,886	20,308
Decrease in deferred revenue			0	(1,750)
Advance from related parties for working capital	(37,804)	(1,179)
Net cash used in operating activities from continuing operations	(617,248)	(447,376)
Net cash (used in) provided by operating activities from discontinued operations	(3,467)	8,162
Net cash used in operating activities	(620,715)	(439,214)	(2,353,910)	(1,156,677)
Cash flows from investing activities:
Non-controlling interest investment	0	90,000	90,000	0
Proceeds from sale of investments			0	190,325
Investment distribution			0	8,140
Purchase of investments	0	(129,796)	(1,202,936)	(1,502,247)
Purchase of property and equipment	(23,839)	(316,683)	(1,173,801)	(219,811)
Franchise costs	(75,000)	(240,000)	(239,684)	(75,000)
Treasury stock proceeds			0	26,400
Net cash used in investing activities from continuing operations	(98,839)	(596,479)
Net cash used in investing activities from discontinued operations	0	0
Net cash used in investing activities	(98,839)	(596,479)	(2,616,421)	(1,572,193)
Cash flows from financing activities:
Proceeds from sale of common stock			7,051,464	500
Proceeds from sale of common stock warrants, net			0	20,608
Loan proceeds, net	0	1,113,000	2,915,000	2,790,000
Loan repayment			(3,939,098)	(7,036)
Capital lease payments			(45,814)	(13,970)
(Decrease) increase in other liabilities	(118,987)	10,519	(46,282)	62,262
Loan and capital lease repayments	(13,388)	(6,633)
Net cash (used in) provided by financing activities from continuing operations	(132,375)	1,116,886
Net cash (used in) provided by financing activities from discontinued operations	0	0
Net cash (used in) provided by financing activities	(132,375)	1,116,886	6,025,270	2,852,364
Effect of exchange rate changes on cash	17,474	(8,714)	28,206	(4,372)
Net change in cash	(834,455)	72,479	1,083,145	119,122
Cash, beginning of period	1,223,803	165,129	165,129	46,007
Cash, end of period	389,348	216,668	1,223,803	165,129
Supplemental cash flow information:
Interest	14,294	75,146	273,468	101,479
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Due to related party exchanged for convertible note payable			0	25,000
Convertible notes payable exchanged for common stock			1,907,238	711,500
Common stock issued for Hoot limited partner units			986,651	0
Accrued interest exchanged for common stock			0	10,000
Investment contributed by the Company's CEO			0	125,331
Common stock issued for prepaid consulting contract			0	44,850
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents			0	138,801
Property and equipment and intangible assets			0	1,985,799
Total assets excluding cash and cash equivalents			0	2,124,600
Liabilities assumed			0	953,917
Non-controlling interest			0	645,436
Prior investment of the Company			0	320,247
Acquisition Of Subsidiaries			0	1,919,600
Purchase price, net assets acquired - cash paid			$ 0	$ 205,000